Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core technology	Dec. 31, 2011 Core technology	Dec. 31, 2012 Complete technology	Dec. 31, 2011 Complete technology	Dec. 31, 2012 Contract backlogs	Dec. 31, 2011 Contract backlogs	Dec. 31, 2012 Customer relationship	Dec. 31, 2011 Customer relationship	Dec. 31, 2012 Digital watermarking technology	Dec. 31, 2011 Digital watermarking technology	Dec. 31, 2012 Image tracing technology	Dec. 31, 2011 Image tracing technology	Dec. 31, 2010 Image tracing technology
Intangible Assets [Line Items]
Intangible assets, gross	$ 3,451	$ 3,436	$ 482	$ 477	$ 73	$ 73	$ 336	$ 336	$ 1,188	$ 1,188	$ 962	$ 952	$ 410	$ 410
Intangible assets, accumulated amortization	(2,894)	(2,641)	(385)	(322)	(73)	(73)	(336)	(336)	(1,188)	(1,188)	(793)	(603)	(119)	(119)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(68)	(54)
Finite-Lived Intangible Assets, Net	$ 198	$ 450													$ 0